Key Management Personnel Compensation (Details) - Schedule of Key Management Personnel Compensation - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Key Management Personnel Compensation
Short-term employee benefits	$ 1,394,154	$ 636,673	$ 450,002
Other short-term benefits, including consulting services by KMP and their related entities			1,603,747
Post-employment benefits	5,283	44,489	27,869
Long-term benefits	8,110	15,168	8,220
Share-based payment expenses to KMP and their related entities	200,753	94,890	2,116,012
Total Key Management Personnel Compensation	$ 1,608,300	$ 791,220	$ 4,205,850